Schedule of Stock Option Activity for Options with Service-based Vesting (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding beginning balance		2,583,577	4,795,223	[1]
Weighted Average Exercise Price, Outstanding beginning balance		$ 1.24	$ 0.54	[1]
Weighted Average Remaining Contractual Term (Years), Outstanding balance		7 years 1 month 20 days	6 years 6 months		6 years 2 months 4 days	[1]
Aggregate Intrinsic Value, Outstanding beginning balance		$ 11,885	$ 3,568	[1]
Number of Options, Granted			460,000
Weighted Average Exercise Price, Granted			$ 4.46
Number of Options, Exercised		(10,292)	(2,485,854)	[2]	(2,470,000)
Weighted Average Exercise Price, Exercised		$ 0.46	$ 0.46	[2]
Number of Options, Forfeited		(21,840)	(129,959)
Weighted Average Exercise Price, Forfeited		$ 3.48	$ 1.73
Number of Options, Expired		(364,059)	(55,833)
Weighted Average Exercise Price, Expired		$ 0.38	$ 1.13
Number of Options, Outstanding ending balance		1,053,849	2,583,577		4,795,223	[1]
Weighted Average Exercise Price, Outstanding ending balance		$ 2.16	$ 1.24		$ 0.54	[1]
Aggregate Intrinsic Value, Outstanding ending balance		$ 3,940	$ 11,885		$ 3,568	[1]
Number of Options, Options vested and exercisable ending balance		773,769	2,165,748
Weighted Average Exercise Price, Options vested and exercisable ending balance		$ 1.93	$ 0.95
Weighted Average Remaining Contractual Term (Years), Options vested and exercisable balance		6 years 8 months 26 days	6 years 14 days
Aggregate Intrinsic Value, Options vested and exercisable ending balance		$ 3,074	$ 10,590
Number of Options, Cashless exercise	[3]	(1,133,537)
Weighted Average Exercise Price, Cashless exercise	[3]	$ 0.62

[1]	The number of options outstanding includes 2,470,000 stock options that were legally exercised in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions”.
[2]	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions
[3]	During the period ended 30th September 2025, certain employees have exercised 1,133,537 options through cashless exercise